Acquisitions and disposals	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Disclosure Of Business Combination And Divestment [text block]

4 Acquisitions and disposals

2020

Acquisition onshore Russia

In the fourth quarter of 2020, Equinor closed a transaction with Rosneft to acquire a 49% interest in the limited liability company LLC KrasGeoNaC (KGN) which holds twelve conventional onshore exploration and production licences in Eastern Siberia. The cash consideration at closing, including interim period adjustment, was USD 384 million. In addition to the cash consideration, Equinor recognised a contingent consideration of USD 145 million related to future exploration expenses. The total consideration for the acquisition of USD 529 million has been accounted using equity method in the line item Equity accounted investment and reported in the E&P International segment.

As part of this agreement, Equinor extinguished its exploration commitments offshore in the Sea of Okhotsk and as such has no outstanding obligations in that area. The previous commitment in the Sea of Okhotsk has been charged to the income statement at estimated fair value of USD 166 million. The charge has been accounted as Net income/(loss) from equity accounted investments in the E&P International segment.

Divestment of 10% interest in Dogger Bank Farm A and B

In the fourth quarter of 2020, Equinor entered into an agreement with Eni to sell a 10% equity interest in the Dogger Bank Wind Farm A and B assets in the UK for a total consideration of around GBP 202.5 million (USD 273 million). The financial close was reached at 26 February 2021 and the total consideration after adjustments was GBP 206.4 million. The carrying amount of the interests to be disposed of is insignificant and is classified as held for sale. After closing, the new overall shareholding in Dogger Bank A and Dogger Bank B will be SSE (40%), Equinor (40%) and Eni (20%). Subsequent to closing in 2021, the gain will be presented in the line item Other income in the Consolidated statement of income in the operating segment NES included in the Other segment. See note 26 Subsequent events for further information.

Bakken onshore unconventional field

Bakken onshore unconventional field has been classified as held for sale. The assets and liabilities related to Bakken field is included in the reporting segment E&P USA. Equinor has together with a deal advisor actively marketed Bakken, and an agreement to sell was agreed 9 February 2021, see note 26 Subsequent events. Equinor has recognized an impairment to the estimated fair value, see note 3 Segments.

Divestment of non-operated interest in the Empire Wind and Beacon Wind assets on the US east coast

In the third quarter of 2020, Equinor entered into an agreement with BP to sell 50% of the non-operated interests in the Empire Wind and Beacon Wind assets for a total consideration before adjustments of USD 1.1 billion of which USD 500 million was prepaid at the end of December 2020, presented in the line items Cash and cash equivalents and Trade, other payables and provisions in the Consolidated balance sheet. Through this transaction, the two companies have established a strategic partnership for further growth within offshore wind in the US. Following the transaction, Equinor will remain the operator with a 50% interest. The 100% interest share has been reclassified as held for sale. After the transaction Equinor will account for the interest as a joint venture using equity method of accounting. The transaction was closed 29 January 2021 and the gain related to the disposed interests was recognised. For further information see note 26 Subsequent events. Upon transaction closing, the gain will be presented in the line item Other income in the Consolidated statement of income in the operating segment NES which is included in the Other segment.

Divestment of remaining shares in Lundin

In the second quarter of 2020, Equinor closed the divestment of its remaining (4.9%) financial shareholding in Lundin Energy AB (formerly Lundin Petroleum AB). The consideration was SEK 3.3 billion (USD 0.3 billion). The impact on the Consolidated statement of income in the second quarter was a loss of USD 0.1 billion and was recognised in the line item Interest income and other financial items.

Investment in interest onshore Argentina

In the first quarter of 2020, Equinor closed a transaction to acquire a 50% ownership share in SPM Argentina S.A (SPM) from Schlumberger Production Management Holding Argentina B.V. Shell acquired the remaining 50% ownership share of SPM. SPM holds a 49% interest in the Bandurria Sur onshore block in Argentina, and the block is in the pilot phase of development. The consideration including final adjustments is USD 187 million. In the second quarter, Equinor increased its shareholding in the Bandurria Sur by 5.5% to 30% for a final consideration of USD 44 million. The investment in SPM is accounted for as a joint venture using the equity method and reported in the E&P International segment.

2019

Divestment of interest in Arkona offshore windfarm

In the fourth quarter of 2019 Equinor closed an agreement to sell a 25% ownership interest in the AWE-Arkona-Windpark Entwicklunds-GMBH to EIP Offshore Wind Germany I Holding GMBH for a total amount of EUR 475 million (USD 526 million) including interim period settlement. Following the transaction, Equinor retains a 25% interest in the Arkona offshore windfarm. RWE Renewables will remain the operator with a 50% interest. A gain of USD 212 million has been presented in the line item Other income in the Consolidated statement of income in the Other segment.

Divestment of interest in Eagle Ford asset in the onshore USA

In the fourth quarter of 2019 Equinor closed an agreement to sell all its interests in the Eagle Ford onshore asset as well as all of Equinor’s shares in Edwards Lime Gathering LLC for a consideration of USD 352 million. An immaterial loss has been presented in the line item Operating expenses in the Consolidated statement of income. The loss on sale is presented in the E&P USA segment.

Acquisition of interest in the Caesar Tonga field in the Gulf of Mexico

In the third quarter of 2019 Equinor received governmental approval and closed a deal to acquire preferential rights to an additional 22.45% interest in the Caesar Tonga oil field from Shell Offshore Inc. The total consideration, including interim period settlement, was USD 813 million in cash. The assets and liabilities related to the acquired interests have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in increased assets of USD 850 million and increased liabilities of USD 37 million. The transaction increased Equinor’s interest in the field from 23.55% to 46.00%. The transaction was recognised in the E&P USA segment.

Acquisition of interest in the Johan Sverdrup field and divestment of Lundin Energy AB shares

In the third quarter of 2019 Equinor closed a deal to divest a 16% shareholding in Lundin Energy AB (Lundin) for a direct interest of 2.6% in the Johan Sverdrup field in addition to a cash consideration. The consideration for the Lundin shares was SEK 14,510 million (USD 1,508 million) at the closing date, while the consideration for the Johan Sverdrup interest was USD 981 million including interim period settlement.

On 5 August 2019 the divestment of the shares in Lundin was closed, and Equinor recognised a gain of USD 837 million including recycling of other comprehensive income and a fair value adjustment of the remaining 4.9% shares (subsequent to Lundin redeeming the acquired shares). The gain on the divested interest is presented in the line item Other income in the E&P Norway segment.

After the divestment the remaining investment in Lundin is recognised at fair value through profit and loss and classified as non-current financial investment in the balance sheet.

On 30 August 2019 the acquisition of 2.6% of the Johan Sverdrup field was closed. The acquired interest has been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in increased assets of USD 1,580 million, including goodwill of USD 612 million, increased deferred tax of USD 612 million and other changes of USD 13 million. The acquisition has been accounted for in the E&P Norway segment.

Both transactions were tax-exempted.

Swap of interests in the Norwegian Sea and the North Sea region of the Norwegian continental shelf

In the second quarter of 2019 Equinor and Faroe Petroleum closed a swap transaction in the Norwegian Sea and the North Sea region of the Norwegian continental shelf (NCS) with no cash effect at the effective date. The effective date of the swap transaction is 1 January 2019. The assets and liabilities related to the acquired interests have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in increased assets of USD 280 million, including goodwill of USD 82 million, and increased liabilities of USD 97 million. In the third quarter of 2019 the purchase price allocation was finalised with no significant change compared to initial recognition. A gain of USD 137 million on the divested interests has been presented in the line item Other income in the Consolidated statement of income. The transactions were tax-exempted and have been accounted for in the E&P Norway segment.

Acquisition and divestment of operated interest in the Bacalhau (formerly Carcará) field in Brazil

In the second quarter of 2019 Equinor and Barra Energia (“Barra”) closed an agreement for Equinor to acquire Barra’s 10% interest in the BM-S-8 licence in Brazil’s Santos basin. Upon closing, Equinor sold 3.5% to ExxonMobil and 3% to Galp, fully aligning interests across BM-S-8 and Bacalhau (formerly Carcará North). The total consideration for Barra’s 10% interest was USD 415 million, and the transaction was accounted for as an asset acquisition. The total consideration for divested interests is on the same terms as the invested interest and amounts to USD 269 million. The value of the net acquired exploration assets resulted in an increase in intangible assets of USD 146 million at the date of transactions. The net cash payment from the transactions is USD 101 million. The transactions have been accounted for in the E&P International segment.

Acquisition of interest in Rosebank project in UK

In the first quarter of 2019 Equinor closed an agreement to acquire Chevron’s 40% operated interest in the Rosebank project. A cash consideration of USD 71 million was paid on the closing date and is subject to final adjustment. The payment of the remaining consideration is subject to certain conditions being met and was reflected at fair value at the transaction date. The transaction represents an asset purchase. The fair value of the acquired exploration asset has been recognised in the E&P International segment.

Acquisition of 100% shares in Danske Commodities

In the first quarter of 2019 Equinor closed an agreement to acquire 100% of the shares in a Danish energy trading company Danske Commodities (DC) for a cash consideration of EUR 465 million (USD 535 million). In addition, Equinor recognised an insignificant liability for contingent consideration depending on DC’s performance measured at the fair value on the transaction date. The assets and liabilities related to the acquired business have been reflected according to IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s non-current assets of USD 13 million, current assets of USD 836 million, current liabilities of USD 749 million, and deferred tax liability of USD 2 million. The transaction has been accounted for in the Marketing, Midstream & Processing (MMP) segment and resulted in goodwill of USD 437 million reflecting the expected synergies on the acquisition and competence and access to the energy markets. In the fourth quarter of 2019, the purchase price allocation was finalised with no significant change compared to initial recognition.

Acquisition of Beacon Wind offshore wind lease in USA

In the first quarter of 2019 Equinor paid a winning bid of USD 135 million in an auction for the rights to develop a wind farm within an offshore wind lease OCS-A 0520, in an area offshore the Commonwealth of Massachusetts. The transaction was accounted for as an asset acquisition. Upon completion the acquisition was recognised in the Other segment as an increase in the intangible assets.

2018

Divestment of interests in discoveries on the Norwegian continental shelf

In the fourth quarter of 2018 Equinor closed an agreement with Aker BP to sell its 77.8% operated interest in the King Lear discovery on the Norwegian continental shelf (NCS) for a total consideration of USD 250 million and an agreement with PGNiG to sell its non-operated interests in the Tommeliten discovery on the NCS for a total consideration of USD 220 million. A gain of USD 449 million has been presented in the line item Other income in the Consolidated statement of income in the E&P Norway segment. The transaction was tax exempt under the Norwegian petroleum tax legislation.

Acquisition and divestment of operated interest in Bacalhau (formerly Carcará) field in Brazil

In the fourth quarter of 2016 Equinor acquired a 66% operated interest in the Brazilian offshore licence BM-S-8 in the Santos basin from Petróleo Brasileiro S.A. (“Petrobras”). The value of the acquired exploration assets resulted in an increase in intangible assets of USD 2,271 million at the transaction date.

In the fourth quarter of 2017, a consortium comprising Equinor (operator, 40%), ExxonMobil (40%) and Galp (20%) presented the winning bid (67.12% of profit oil) for the Bacalhau (formerly Carcará North) block in the Santos basin. Equinor’s share of the pre-determined signature bonus paid by the consortium in December 2017 was USD 350 million and was recognised as an intangible asset.

In the fourth quarter of 2017 Equinor acquired Queiroz Galvão Exploração e Produção (“QGEP”)’s 10% interest in licence BM-S-8 in Brazil’s Santos basin increasing the operated interest to 76%. The value of the acquired exploration assets resulted in an increase in intangible assets of USD 362 million at the transaction date.

In the second quarter of 2018 Equinor completed the divestment of 39.5% of its 76% interest in BM-S-8, agreed in October 2017. 36.5% interest was divested to ExxonMobil and 3% to Galp for a total consideration of USD 1,493 million. The transaction is accounted for with no impact on the Consolidated statement of income. The cash proceeds from the sale were USD 1,016 million. The transactions are accounted for in the E&P International segment.

Acquisition of interest in Roncador field in Brazil

In the second quarter of 2018 Equinor closed an agreement with Petrobras to acquire a 25% interest in Roncador, an oil field in the Campos Basin in Brazil. Equinor paid Petrobras a cash consideration of USD 2,133 million, in addition to recognising a liability for contingent consideration of USD 392 million. The assets and liabilities related to the acquired portion of Roncador have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 2,550 million, intangible assets of USD 392 million and an increase in provisions of USD 808 million. In the second quarter of 2019 the purchase price allocation was finalised with no significant change compared to initial recognition. The partners have joint control and Equinor will account for its interest on a pro-rata basis. The transaction has been accounted for in the E&P International segment.

Acquisition of interests in Martin Linge field and Garantiana discovery

In the first quarter of 2018 Equinor and Total closed an agreement to acquire Total’s equity stakes in the Martin Linge field (51%) and the Garantiana discovery (40%) on the NCS. Through this transaction Equinor increased the ownership share in the Martin Linge field from 19% to 70%. Equinor has paid Total a consideration of USD 1,541 million and has taken over the operatorships. The assets and liabilities related to the acquired portion of Martin Linge and Garantiana have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 1,418 million, intangible assets of USD 116 million, goodwill of USD 265 million, deferred tax liabilities of USD 265 million and other assets of USD 7 million. The partners have joint control and Equinor continues to account for its interest on a pro-rata basis using Equinor's new ownership share. The transaction has been accounted for in the E&P Norway segment.

Acquisition of Cobalt’s North Platte interest in the Gulf of Mexico

In the first quarter of 2018 Equinor’s co-bid with Total in the bankruptcy auction for Cobalt’s interest in the North Platte discovery was successful with an aggregate bid of USD 339 million. The transaction was closed in April 2018. Upon closing, Total as operator owns 60% of North Platte and Equinor owns the remaining 40%. The value of the acquired exploration assets has been recognised in the E&P USA segment for an amount of USD 246 million as intangible assets. Additionally, the transaction includes a contingent consideration up to USD 20 million.